Right-of-use asset and lease liability (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Asset And Lease Liability
Initial adoption on beginning	R$ 273,756	R$ 212,734
Additions	82,886	123,691
Charges	25,506	20,462
Amortization - principal	(72,334)	(60,200)
Payment - charges	(25,465)	(21,151)
Loss on disposal	(2,334)	(1,780)
Loss on disposal	(11,573)
Initial adoption on end	270,442	R$ 273,756
Current	49,742
Noncurrent	R$ 220,700